                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10359

                       Morgan Stanley Mid-Cap Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                         10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: February 28, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mid-Cap Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended February 28, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED FEBRUARY 28, 2006

                                                   RUSSELL          LIPPER
                                                 MIDCAP(R)         MID-CAP
                                                     VALUE     VALUE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D      INDEX(1)        INDEX(2)
   8.63%       8.21%       8.29%       8.72%        8.18%            6.67%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The reporting period opened during a stock market downdraft spanning August through October. High oil prices, rising inflation, the economic toll of the Gulf Coast hurricanes' and the Federal Open Market Committee's (the "Fed's") interest rate increases were among the most significant concerns shaping market sentiment. A flattening yield curve (that is, the yields on short-term bonds began to approach those of long-term bonds) was also troubling for some investors, who viewed it as an indication of future economic deterioration.

However, in November, investors grew more optimistic, as the economy demonstrated greater resiliency than many expected. Consumer confidence and retail sales showed initial signs of distress following the hurricanes, but rebounded fairly quickly. The strong merger-and-acquisition activity of 2005 retained its pace. Corporate profits continued to be healthy for the most part, although earnings began to slow somewhat after several strong quarters. The market rallied in January, but was more subdued in February as investors paused to consider a below-expectations fourth quarter gross domestic product number, earnings disappointments and the inversion of the yield curve.

For the period overall, all sectors but consumer discretionary generated positive returns within the Fund's universe of mid cap stocks.

PERFORMANCE ANALYSIS

Morgan Stanley Mid-Cap Value Fund outperformed both the Russell Midcap(R) Value Index and the Lipper Mid-Cap Value Funds Index for the six months ended February 28, 2006, assuming no deduction of applicable sales charges.

We note that on an absolute basis, with the exception of consumer staples, all sectors in the Fund's portfolio added to gains. Relative to the Russell benchmark, the Fund's financials holdings were the largest contributor to results. The Fund held little exposure to interest-rate sensitive stocks such as banks, which underperformed as interest rates continued to rise and the yield curve flattened. Moreover, other areas within the financial sector performed strongly, and the Fund was well positioned to benefit from that strength. Holdings in diversified financial services companies -- particularly those with investment banking operations, capital markets exposure and fixed income trading -- and insurance companies were standouts. Elsewhere, consolidation news in the utilities sector helped drive positive relative performance for the Fund. Within industrials, both the Fund's overweight and good stock selection proved advantageous, especially in the transportation and engineering and construction industries.

In contrast, the Fund's technology exposure was the primary detractor from relative performance. An underweight in semiconductors, picks in software and services, and both an underweight and stock selection in hardware dampened returns. In consumer staples, negative company-specific news hampered some of the Fund's food and tobacco holdings. The Fund's telecommunication services stocks were also comparatively weak, as some stocks represented in the index (but not in the Fund) rebounded during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   Southwest Airlines Co.                               3.4%
   Applera Corp. - Applied Biosystems Group             3.2
   International Flavors & Fragrances, Inc.             3.1
   Manpower, Inc.                                       3.0
   PMI Group, Inc. (The)                                2.9
   Conseco, Inc.                                        2.9
   Lazard Ltd. (Class A) (Bermuda)                      2.7
   ACE Ltd. (Cayman Islands)                            2.7
   Warner Music Group Corp.                             2.6
   Watson Pharmaceuticals, Inc.                         2.6

   TOP FIVE INDUSTRIES
   Investment Banks/Brokers                             6.7%
   Medical Specialties                                  5.2
   Pharmaceuticals: Generic Drugs                       5.2
   Household/Personal Care                              4.3
   Investment Managers                                  3.7

Data as of February 28, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES, INCLUDING DEPOSITARY RECEIPTS AND SECURITIES CONVERTIBLE INTO COMMON STOCK, OF COMPANIES TRADED ON A U.S. SECURITIES EXCHANGE WITH MARKET CAPITALIZATIONS THAT FALL WITHIN THE RANGE OF COMPANIES INCLUDED IN THE RUSSELL MIDCAP(R) VALUE INDEX. AS OF SEPTEMBER 30, 2005, THESE MARKET CAPITALIZATIONS RANGE BETWEEN $809 MILLION AND $17.33 BILLION. IN PURSUING ITS INVESTMENT OBJECTIVE, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS ATTRACTIVELY VALUED COMPANIES EXPERIENCING A CHANGE THAT THE INVESTMENT ADVISER BELIEVES COULD HAVE A POSITIVE IMPACT ON A COMPANY'S OUTLOOK, SUCH AS A CHANGE IN MANAGEMENT, INDUSTRY DYNAMICS OR OPERATIONAL EFFICIENCY. IN DETERMINING WHETHER SECURITIES SHOULD BE SOLD, THE INVESTMENT ADVISER CONSIDERS A NUMBER OF FACTORS, INCLUDING APPRECIATION TO FAIR VALUE, FUNDAMENTAL CHANGE IN THE COMPANY OR CHANGES IN ECONOMIC OR MARKET TRENDS. THE INVESTMENT ADVISER MAY PURCHASE STOCKS THAT TYPICALLY DO NOT PAY DIVIDENDS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY

FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS --  PERIOD ENDED FEBRUARY 28, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 10/29/01)         (since 10/29/01)         (since 10/29/01)          (since 10/29/01)
   SYMBOL                              MDFAX                     MDFBX                    MDFCX                    MDFDX
   1 YEAR                              15.20%(3)                 14.36%(3)                14.54%(3)                15.41%(3)
                                        9.15(4)                   9.57(4)                 13.58(4)                    --
   SINCE INCEPTION                      9.60(3)                   8.77(3)                  8.83(3)                  9.85(3)
                                        8.24(4)                   8.42(4)                  8.83(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/05 - 02/28/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             09/01/05 -
                                                                     09/01/05            02/28/06             02/28/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (8.63% return).......................................         $1,000.00           $1,086.30             $ 7.14
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.95             $ 6.90
CLASS B
Actual (8.21% return).......................................         $1,000.00           $1,082.10             $11.05
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.18             $10.69
CLASS C
Actual (8.29% return).......................................         $1,000.00           $1,082.90             $10.90
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.33             $10.54
CLASS D
Actual (8.72% return).......................................         $1,000.00           $1,087.20             $ 5.90
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.14             $ 5.71

------------------
 * Expenses are equal to the Fund's annualized expense ratio of 1.38%, 2.14%, 2.10% and 1.14% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (96.1%)
              Advertising/Marketing
              Services (2.0%)
      457     Interpublic Group of
               Companies, Inc.
               (The)*..................  $      4,734
  233,900     Valassis Communications,
               Inc.*...................     6,443,945
                                         ------------
                                            6,448,679
                                         ------------
              Aerospace & Defense
              (2.2%)
  172,646     Goodrich Corp. ..........     7,223,509
                                         ------------
              Airlines (3.4%)
  663,720     Southwest Airlines
               Co. ....................    11,130,584
                                         ------------
              Biotechnology (2.2%)
  158,670     Chiron Corp.*............     7,246,459
                                         ------------
              Broadcasting (1.2%)
  120,200     Univision Communications,
               Inc. (Class A)*.........     4,020,690
                                         ------------
              Chemicals: Specialty
              (1.7%)
  130,300     Albemarle Corp. .........     5,531,235
                                         ------------
              Containers/ Packaging
              (2.2%)
  125,540     Sealed Air Corp.*........     7,140,715
                                         ------------
              Data Processing Services
              (0.8%)
  181,696     BISYS Group, Inc.
               (The)*..................     2,563,731
                                         ------------
              Discount Stores (1.3%)
  244,510     Dollar General Corp. ....     4,259,364
                                         ------------
              Electric Utilities (3.5%)
   91,180     Constellation Energy
               Group, Inc. ............     5,355,913
  146,690     Wisconsin Energy
               Corp. ..................     5,995,220
                                         ------------
                                           11,351,133
                                         ------------
              Electronic Equipment/
              Instruments (2.2%)
  175,870     Diebold, Inc. ...........     7,034,800
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Engineering &
              Construction (2.2%)
   83,970     Fluor Corp. .............  $  7,246,611
                                         ------------
              Financial Conglomerates
              (2.9%)
  382,360     Conseco, Inc.*...........     9,497,822
                                         ------------
              Food: Meat/Fish/Dairy
              (1.6%)
  388,330     Tyson Foods, Inc. (Class
               A)......................     5,254,105
                                         ------------
              Home Furnishings (1.9%)
  255,480     Newell Rubbermaid,
               Inc. ...................     6,353,788
                                         ------------
              Hospital/Nursing
              Management (1.2%)
  501,300     Tenet Healthcare
               Corp.*..................     3,955,257
                                         ------------
              Household/Personal Care
              (4.3%)
  137,450     Avon Products, Inc. .....     3,965,432
  289,970     International Flavors &
               Fragrances, Inc. .......    10,041,661
                                         ------------
                                           14,007,093
                                         ------------
              Insurance Brokers/
              Services (2.2%)
  237,000     Marsh & McLennan
               Companies, Inc. ........     7,325,670
                                         ------------
              Integrated Oil (1.8%)
   42,510     Amerada Hess Corp. ......     5,879,558
                                         ------------
              Investment Banks/Brokers
              (6.7%)
  128,790     Edwards (A.G.), Inc. ....     5,756,913
  231,020     Lazard Ltd. (Class A)
               (Bermuda)...............     8,889,650
  440,330     Schwab (Charles) Corp.
               (The)...................     7,137,749
                                         ------------
                                           21,784,312
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Managers
              (3.7%)
  295,060     Amvescap PLC (ADR)
               (United Kingdom)........  $  5,623,844
  141,000     Investors Financial
               Services Corp. .........     6,360,510
                                         ------------
                                           11,984,354
                                         ------------
              Investment Trusts/Mutual
              Funds (1.2%)
   69,520     streetTRACKS Gold
               Trust*..................     3,892,425
                                         ------------
              Medical Specialties
              (5.2%)
  367,820     Applera Corp. - Applied
               Biosystems Group........    10,398,271
   94,930     Bausch & Lomb, Inc. .....     6,570,105
                                         ------------
                                           16,968,376
                                         ------------
              Movies/Entertainment
              (2.6%)
  420,840     Warner Music Group
               Corp. ..................     8,648,262
                                         ------------
              Oilfield Services/
              Equipment (1.7%)
  140,250     Cooper Cameron Corp.*....     5,680,125
                                         ------------
              Packaged Software (2.0%)
  171,720     Cognos, Inc. (Canada)*...     6,568,290
                                         ------------
              Personnel Services (3.0%)
  184,619     Manpower, Inc. ..........     9,902,963
                                         ------------
              Pharmaceuticals: Generic
              Drugs (5.2%)
  365,130     Mylan Laboratories,
               Inc. ...................     8,397,990
  283,160     Watson Pharmaceuticals,
               Inc.*...................     8,489,137
                                         ------------
                                           16,887,127
                                         ------------
              Property - Casualty
              Insurers (2.7%)
  157,670     ACE Ltd. (Cayman
               Islands)................     8,786,949
                                         ------------
              Publishing: Books/
              Magazines (0.8%)
   86,383     Scholastic Corp.*........     2,541,388
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Pulp & Paper (0.4%)
   44,400     MeadWestvaco Corp. ......  $  1,235,208
                                         ------------
              Real Estate Investment
              Trusts (2.3%)
  332,740     KKR Financial Corp. .....     7,609,764
                                         ------------
              Regional Banks (2.0%)
  124,440     Northern Trust Corp. ....     6,560,477
                                         ------------
              Restaurants (1.8%)
  143,880     Outback Steakhouse,
               Inc. ...................     6,015,623
                                         ------------
              Savings Banks (2.3%)
  573,420     Hudson City Bancorp,
               Inc. ...................     7,402,852
                                         ------------
              Semiconductors (0.9%)
   76,000     Linear Technology
               Corp. ..................     2,801,360
                                         ------------
              Specialty Insurance
              (2.9%)
  221,470     PMI Group, Inc. (The)....     9,589,651
                                         ------------
              Specialty Stores (1.9%)
  176,890     Office Depot, Inc.*......     6,311,435
                                         ------------
              Specialty
              Telecommunications (1.9%)
  174,520     CenturyTel, Inc. ........     6,279,230
                                         ------------
              Tobacco (2.0%)
  163,860     UST, Inc. ...............     6,370,877
                                         ------------
              Tools/Hardware (2.1%)
  172,830     Snap-On, Inc. ...........     6,726,544
                                         ------------
              Total Common Stocks
              (Cost $266,069,376)......   314,018,395
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                  VALUE
-----------------------------------------------------
             Short-Term Investment (3.0%)
             Repurchase Agreement
 $   9,898   Joint repurchase
              agreement account 4.555%
              due 03/01/06 (dated
              02/28/06; proceeds
              $9,899,252) (a)
              (Cost $9,898,000).......  $   9,898,000
                                        -------------
Total Investments
(Cost $275,967,376) (b).....    99.1%     323,916,395
Other Assets in Excess of
Liabilities.................     0.9        2,779,901
                               -----     ------------
Net Assets..................   100.0%    $326,696,296
                               =====     ============

------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $53,574,411 and the aggregate gross unrealized depreciation is $5,625,392, resulting in net unrealized appreciation of $47,949,019.

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
SUMMARY OF INVESTMENTS - FEBRUARY 28, 2006 (UNAUDITED)

                                        PERCENT OF
INDUSTRY                    VALUE       NET ASSETS
--------------------------------------------------
Investment
  Banks/Brokers.......  $ 21,784,312        6.7%
Medical Specialties...    16,968,376        5.2
Pharmaceuticals:
  Generic Drugs.......    16,887,127        5.2
Household/Personal
  Care................    14,007,093        4.3
Investment Managers...    11,984,354        3.7
Electric Utilities....    11,351,133        3.5
Airlines..............    11,130,584        3.4
Personnel Services....     9,902,963        3.0
Repurchase Agreement..     9,898,000        3.0
Specialty Insurance...     9,589,651        2.9
Financial
  Conglomerates.......     9,497,822        2.9
Property - Casualty
  Insurers............     8,786,949        2.7
Movies/Entertainment...    8,648,262        2.6
Real Estate Investment
  Trusts..............     7,609,764        2.3
Savings Banks.........     7,402,852        2.3
Insurance
  Brokers/Services....     7,325,670        2.2
Engineering &
  Construction........     7,246,611        2.2
Biotechnology.........     7,246,459        2.2
Aerospace & Defense...     7,223,509        2.2
Containers/Packaging...    7,140,715        2.2
Electronic
  Equipment/Instruments..  7,034,800        2.2
Tools/Hardware........     6,726,544        2.1

                                        PERCENT OF
INDUSTRY                    VALUE       NET ASSETS
--------------------------------------------------
Packaged Software.....  $  6,568,290        2.0%
Regional Banks........     6,560,477        2.0
Advertising/Marketing
  Services............     6,448,679        2.0
Tobacco...............     6,370,877        2.0
Home Furnishings......     6,353,788        1.9
Specialty Stores......     6,311,435        1.9
Specialty
 Telecommunications...     6,279,230        1.9
Restaurants...........     6,015,623        1.8
Integrated Oil........     5,879,558        1.8
Oilfield
 Services/Equipment...     5,680,125        1.7
Chemicals:
  Specialty...........     5,531,235        1.7
Food:
  Meat/Fish/Dairy.....     5,254,105        1.6
Discount Stores.......     4,259,364        1.3
Broadcasting..........     4,020,690        1.2
Hospital/Nursing
  Management..........     3,955,257        1.2
Investment
  Trusts/Mutual
  Funds...............     3,892,425        1.2
Semiconductors........     2,801,360        0.9
Data Processing
  Services............     2,563,731        0.8
Publishing:
  Books/Magazines.....     2,541,388        0.8
Pulp & Paper..........     1,235,208        0.4
                        ------------       ----
                        $323,916,395       99.1%
                        ============       ====

10
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $275,967,376).......................................  $323,916,395
Receivable for:
    Investments sold........................................     2,644,042
    Shares of beneficial interest sold......................       429,267
    Dividends...............................................       291,783
    Interest................................................         1,252
Prepaid expenses and other assets...........................        81,097
                                                              ------------
    Total Assets............................................   327,363,836
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       276,043
    Investment advisory fee.................................       179,455
    Investments purchased...................................        52,319
    Distribution fee........................................        50,318
    Administration fee......................................        19,939
Accrued expenses and other payables.........................        89,466
                                                              ------------
    Total Liabilities.......................................       667,540
                                                              ------------
    Net Assets..............................................  $326,696,296
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $267,298,809
Net unrealized appreciation.................................    47,949,019
Accumulated undistributed net investment income.............       223,128
Accumulated undistributed net realized gain.................    11,225,340
                                                              ------------
    Net Assets..............................................  $326,696,296
                                                              ============
Class A Shares:
Net Assets..................................................   $14,115,631
Shares Outstanding (unlimited authorized, $.01 par value)...     1,237,814
    Net Asset Value Per Share...............................        $11.40
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $12.03
                                                              ============
Class B Shares:
Net Assets..................................................   $53,334,067
Shares Outstanding (unlimited authorized, $.01 par value)...     4,869,808
    Net Asset Value Per Share...............................        $10.95
                                                              ============
Class C Shares:
Net Assets..................................................    $8,621,549
Shares Outstanding (unlimited authorized, $.01 par value)...       785,259
    Net Asset Value Per Share...............................        $10.98
                                                              ============
Class D Shares:
Net Assets..................................................  $250,625,049
Shares Outstanding (unlimited authorized, $.01 par value)...    21,709,335
    Net Asset Value Per Share...............................        $11.54
                                                              ============

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 28, 2006 (unaudited)

Net Investment Income:
Income
Dividends...................................................  $ 2,193,480
Interest....................................................      200,543
                                                              -----------
    Total Income............................................    2,394,023
                                                              -----------
Expenses
Investment advisory fee.....................................    1,160,478
Transfer agent fees and expenses............................      401,522
Distribution fee (Class A shares)...........................       14,598
Distribution fee (Class B shares)...........................      270,019
Distribution fee (Class C shares)...........................       39,825
Administration fee..........................................      128,942
Professional fees...........................................       42,097
Registration fees...........................................       39,797
Shareholder reports and notices.............................       36,769
Custodian fees..............................................       15,133
Trustees' fees and expenses.................................        4,417
Other.......................................................       14,544
                                                              -----------
    Total Expenses..........................................    2,168,141
                                                              -----------
    Net Investment Income...................................      225,882
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................   16,499,978
Net change in unrealized appreciation.......................   10,108,625
                                                              -----------
    Net Gain................................................   26,608,603
                                                              -----------
Net Increase................................................  $26,834,485
                                                              ===========

12
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              FEBRUARY 28, 2006   AUGUST 31, 2005
                                                              -----------------   ---------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)................................    $    225,882       $   (162,715)
Net realized gain...........................................      16,499,978         47,534,536
Net change in unrealized appreciation.......................      10,108,625         21,939,073
                                                                ------------       ------------
    Net Increase............................................      26,834,485         69,310,894
                                                                ------------       ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................      (2,049,097)          (390,465)
Class B shares..............................................      (8,985,414)        (6,115,073)
Class C shares..............................................      (1,375,828)          (801,579)
Class D shares..............................................     (39,580,076)       (23,336,428)
                                                                ------------       ------------
    Total Distributions.....................................     (51,990,415)       (30,643,545)
                                                                ------------       ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      16,278,371        (12,116,105)
                                                                ------------       ------------
    Net Increase (Decrease).................................      (8,877,559)        26,551,244
Net Assets:
Beginning of period.........................................     335,573,855        309,022,611
                                                                ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $223,128 and accumulated net investment loss of $2,754,
respectively)...............................................    $326,696,296       $335,573,855
                                                                ============       ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is above-average total return. The Fund was organized as a Massachusetts business trust on April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is,

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 (UNAUDITED) continued

close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.72% to the portion of the daily net assets not exceeding $1 billion; and 0.65% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,079,416 at February 28, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 (UNAUDITED) continued

selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.96%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $76,452 and $110, respectively, and received $47,712 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2006 aggregated $81,300,036 and $112,134,933, respectively. Included in the aforementioned transactions are sales of $290,773 with other Morgan Stanley funds, including a realized gain of $143,373.

For the six months ended February 28, 2006, the Fund incurred brokerage commissions of $9,430 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 (UNAUDITED) continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                        FEBRUARY 28, 2006                AUGUST 31, 2005
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     246,058   $  2,938,889          136,417   $  1,614,623
Conversion from Class B...........................      68,941        799,551          634,473      7,169,678
Reinvestment of distributions.....................     167,733      1,846,739           32,132        369,835
Redeemed..........................................    (188,258)    (2,190,343)        (209,788)    (2,468,177)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................     294,474      3,394,836          593,234      6,685,959
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     229,431      2,690,663          828,198      9,500,223
Conversion to Class A.............................     (71,612)      (799,551)        (652,534)    (7,169,678)
Reinvestment of distributions.....................     760,394      8,052,576          490,316      5,506,245
Redeemed..........................................    (712,565)    (8,282,458)      (1,622,191)   (18,509,069)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class B.................     205,648      1,661,230         (956,211)   (10,672,279)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................      49,752        565,996           84,157        964,800
Reinvestment of distributions.....................     123,179      1,306,931           67,479        758,458
Redeemed..........................................     (70,142)      (802,684)        (216,798)    (2,481,142)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class C.................     102,789      1,070,243          (65,162)      (757,884)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................   1,339,516     16,106,086        3,454,456     40,597,791
Reinvestment of distributions.....................   2,982,017     33,219,666        1,660,516     19,261,986
Redeemed..........................................  (3,214,873)   (39,173,690)      (5,690,429)   (67,231,678)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class D.................   1,106,660     10,152,062         (575,457)    (7,371,901)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) in Fund...................   1,709,571   $ 16,278,371       (1,003,596)  $(12,116,105)
                                                    ==========   ============       ==========   ============

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names

Morgan Stanley Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 (UNAUDITED) continued

as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                           FOR THE SIX                 FOR THE YEAR ENDED AUGUST 31,            OCTOBER 29, 2001*
                                          MONTHS ENDED             --------------------------------------            THROUGH
                                        FEBRUARY 28, 2006            2005           2004           2003          AUGUST 31, 2002
                                        -----------------          --------       --------       --------       -----------------
                                           (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
 period...............................        $12.46                $11.08         $10.11         $ 8.19             $10.00
                                              ------                ------         ------         ------             ------

Income (loss) from investment
 operations:
    Net investment income (loss)++....          0.01                 (0.02)         (0.02)         (0.03)             (0.04)
    Net realized and unrealized gain
    (loss)............................          0.99                  2.52           0.99           1.95              (1.76)
                                              ------                ------         ------         ------             ------

Total income (loss) from investment
 operations...........................          1.00                  2.50           0.97           1.92              (1.80)
                                              ------                ------         ------         ------             ------

Less dividends and distributions from:
    Net investment income.............            --                    --             --             --              (0.01)
    Net realized gain.................         (2.06)                (1.12)            --             --                 --
                                              ------                ------         ------         ------             ------

Total dividends and distributions.....         (2.06)                (1.12)            --             --              (0.01)
                                              ------                ------         ------         ------             ------

Net asset value, end of period........        $11.40                $12.46         $11.08         $10.11             $ 8.19
                                              ======                ======         ======         ======             ======

Total Return+.........................          8.63 %(1)            23.55%          9.50%         23.44%            (17.99)%(1)

Ratios to Average Net Assets(3):
Expenses..............................          1.38 %(2)             1.40%          1.40%          1.47%              1.45 %(2)(4)

Net investment income (loss)..........          0.11 %(2)            (0.08)%        (0.14)%        (0.39)%            (0.58)%(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands............................       $14,116               $11,757         $3,878         $3,173             $3,053

Portfolio turnover rate...............            26 %(1)               72%           151%           165%               121 %(1)

---------------------

    *    Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 1.66% and (0.79)%, respectively.

20
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                         FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,           OCTOBER 29, 2001*
                                        MONTHS ENDED             --------------------------------------------        THROUGH
                                      FEBRUARY 28, 2006            2005              2004              2003      AUGUST 31, 2002
                                      -----------------          --------          --------          --------   -----------------
                                         (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................        $12.09                $10.85            $ 9.98            $ 8.15          $10.00
                                            ------                ------            ------            ------          ------

Income (loss) from investment
 operations:
    Net investment loss++...........         (0.04)                (0.09)            (0.10)            (0.09)          (0.10)
    Net realized and unrealized gain
    (loss)..........................          0.96                  2.45              0.97              1.92           (1.75)
                                            ------                ------            ------            ------          ------

Total income (loss) from investment
 operations.........................          0.92                  2.36              0.87              1.83           (1.85)
                                            ------                ------            ------            ------          ------

Less dividends and distributions
 from:
    Net investment income...........            --                    --                --                --            0.00++
    Net realized gain...............         (2.06)                (1.12)               --                --              --
                                            ------                ------            ------            ------          ------

Total dividends and distributions...         (2.06)                (1.12)               --                --            0.00
                                            ------                ------            ------            ------          ------

Net asset value, end of period......        $10.95                $12.09            $10.85            $ 9.98          $ 8.15
                                            ======                ======            ======            ======          ======

Total Return+.......................          8.21 %(1)            22.58%             8.72%            22.45%         (18.47)%(1)

Ratios to Average Net Assets (3):
Expenses............................          2.14 %(2)             2.16%             2.16%             2.24%           2.20 %(2)(4)

Net investment loss.................         (0.65)%(2)            (0.84)%           (0.90)%           (1.16)%         (1.33)%(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands..........................       $53,334               $56,389           $60,987           $56,823         $53,948

Portfolio turnover rate.............            26 %(1)               72%              151%              165%            121 %(1)

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 2.41% and
         (1.54)%, respectively.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                             FOR THE SIX                FOR THE YEAR ENDED AUGUST 31,           OCTOBER 29, 2001*
                                            MONTHS ENDED             ------------------------------------            THROUGH
                                          FEBRUARY 28, 2006            2005          2004          2003          AUGUST 31, 2002
                                          -----------------          --------      --------      --------       -----------------
                                             (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period....        $12.11                $10.86        $ 9.98        $ 8.15             $10.00
                                                ------                ------        ------        ------             ------

Income (loss) from investment
 operations:
    Net investment loss++...............         (0.04)                (0.08)        (0.09)        (0.09)             (0.10)
    Net realized and unrealized gain
    (loss)..............................          0.97                  2.45          0.97          1.92              (1.75)
                                                ------                ------        ------        ------             ------

Total income (loss) from investment
 operations.............................          0.93                  2.37          0.88          1.83              (1.85)
                                                ------                ------        ------        ------             ------

Less dividends and distributions from:
    Net investment income...............            --                    --            --            --               0.00++
    Net realized gain...................         (2.06)                (1.12)           --            --                 --
                                                ------                ------        ------        ------             ------

Total dividends and distributions.......         (2.06)                (1.12)           --            --               0.00
                                                ------                ------        ------        ------             ------

Net asset value, end of period..........        $10.98                $12.11        $10.86        $ 9.98             $ 8.15
                                                ======                ======        ======        ======             ======

Total Return+...........................          8.29 %(1)            22.66%         8.82%        22.45%            (18.48)%(1)

Ratios to Average Net Assets(3):
Expenses................................          2.10 %(2)             2.04%         2.08%         2.24%              2.20 %(2)(4)

Net investment loss.....................         (0.61)%(2)            (0.72)%       (0.82)%       (1.16)%            (1.33)%(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands..............................        $8,622                $8,268        $8,119        $7,238             $6,354

Portfolio turnover rate.................            26 %(1)               72%          151%          165%               121 %(1)

---------------------

     *   Commencement of operations.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 2.41% and
         (1.54)%, respectively.

22
                       See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                              FOR THE SIX                FOR THE YEAR ENDED AUGUST 31,          OCTOBER 29, 2001*
                                             MONTHS ENDED             -----------------------------------            THROUGH
                                           FEBRUARY 28, 2006            2005         2004         2003           AUGUST 31, 2002
                                           -----------------          ---------    ---------    ---------       -----------------
                                              (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $ 12.58                $ 11.15     $  10.15     $   8.21             $ 10.00
                                                -------                -------     --------     --------             -------

Income (loss) from investment operations:
    Net investment income (loss)++.......          0.02                   0.02         0.01        (0.01)              (0.04)
    Net realized and unrealized gain
    (loss)...............................          1.00                   2.53         0.99         1.95               (1.73)
                                                -------                -------     --------     --------             -------

Total income (loss) from investment
 operations..............................          1.02                   2.55         1.00         1.94               (1.77)
                                                -------                -------     --------     --------             -------

Less dividends and distributions from:
    Net investment income................            --                     --           --           --               (0.02)
    Net realized gain....................         (2.06)                 (1.12)          --           --                  --
                                                -------                -------     --------     --------             -------

Total dividends and distributions........         (2.06)                 (1.12)          --           --               (0.02)
                                                -------                -------     --------     --------             -------

Net asset value, end of period...........       $ 11.54                $ 12.58     $  11.15     $  10.15             $  8.21
                                                =======                =======     ========     ========             =======

Total Return+............................          8.72 %(1)             23.87 %       9.75 %      23.63 %            (17.76)%(1)

Ratios to Average Net Assets(3):
Expenses.................................          1.14 %(2)              1.16 %       1.16 %       1.24 %              1.20 %(2)(4)

Net investment income (loss).............          0.35 %(2)              0.16 %       0.10 %      (0.16)%             (0.33)%(2)(4)

Supplemental Data:
Net assets, end of period, in
 thousands...............................      $250,625               $259,160     $236,039     $209,035             $95,150

Portfolio turnover rate..................            26 %(1)                72 %        151 %        165 %               121 %(1)

---------------------

    *    Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Calculated based on the net asset value as of the last business day of the month.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment loss ratios would have been 1.41% and (0.54)%, respectively.

                                                                              23
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Mid-Cap Value Fund

Semiannual Report
February 28, 2006

[MORGAN STANLEY LOGO]

39917RPT-RA06-00316P-Y02/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
April 19, 2006


                                       3